Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of basic and diluted loss per share

	For the year ended December 31,
	2022	2021	2020
Net loss for the period (in thousands of euros)	(57,041)	(47,063)	(33,590)
Weighted average number of shares	34,851,868	34,733,418	24,385,827
Basic loss per share (in euros)	(1.64)	(1.35)	(1.38)
Diluted loss per share (in euros)	(1.64)	(1.35)	(1.38)